CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 41	¥ 17
Ordinary shares, shares authorized	8,023,485,450	8,023,485,450
Ordinary shares, shares issued	324,364,444	299,424,485
Ordinary shares, shares outstanding	310,842,568	285,902,609
Treasury shares, shares	3,096,764	3,096,764